ACQUISITIONS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2023
Business Acquisition [Line Items]
Measurement-period adjustments	$ 3,470	$ 19,927	$ (237)	$ (2,958)
Current consideration		47,300
Noncurrent consideration payable		8,800
Disposal group not discontinued operation gain (loss) on disposal, statement of income or comprehensive income [extensible enumeration]			Gain on business disposition
Reclassification of goodwill to assets held for sale				529,541
Sale | Gaming Business
Business Acquisition [Line Items]
Business for consideration					$ 400,000
Gain (loss) on disposition			$ 106,900
Sale | Consumer Business
Business Acquisition [Line Items]
Business for consideration					$ 1,000,000
Gain (loss) on disposition			(243,600)
Reduction to fair value				71,900
Reclassification of goodwill to assets held for sale				833,100
Merchant Solutions
Business Acquisition [Line Items]
Measurement-period adjustments		19,927	$ (237)	(2,958)
Reclassification of goodwill to assets held for sale				$ 163,105
EVO Payments, Inc
Business Acquisition [Line Items]
Measurement-period adjustments		$ 19,900
Percent revenue of acquiree (less than)		10.00%
Percent operating income of acquiree (less than)		10.00%
EVO Payments, Inc | Merchant Solutions
Business Acquisition [Line Items]
Expected tax deductible goodwill acquired		$ 1,200,000